Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Amount	¥ 1,388,589	¥ 3,668,986
Outstanding at end of fiscal year, Weighted average interest rate	0.34%	0.17%
Minimum [Member]
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Principal range of maturities	1 day	1 day
Maximum [Member]
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Principal range of maturities	30 days	30 days